CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY ¥ in Thousands, $ in Thousands	Ordinary shares CNY (¥) shares	Additional paid-in capital CNY (¥)	Statutory reserve CNY (¥)	Deficit CNY (¥)	Accumulated other comprehensive income (loss) CNY (¥)	Total 9F Inc. shareholders’ equity CNY (¥)	Non- controlling interest RMB CNY (¥)	CNY (¥) shares	USD ($) shares
Balance beginning at Dec. 31, 2019	¥ 2	¥ 5,241,296	¥ 459,029	¥ 488,236	¥ 92,220	¥ 6,280,783	¥ 47,045	¥ 6,327,828
Balance beginning (in Shares) at Dec. 31, 2019 | shares	195,191,000
Adoption of new accounting standard				(44,767)		(44,767)		(44,767)
Exercise of share options
Exercise of share options (in Shares) | shares	8,319,681
Share-based compensation		290,630				290,630		290,630
Net loss				(2,258,895)		(2,258,895)	7,693	(2,251,202)
Other comprehensive loss					(99,173)	(99,173)		(99,173)
Balance ending (in Shares) at Dec. 31, 2020 | shares	203,510,681
Balance ending at Dec. 31, 2020	¥ 2	5,531,926	466,352	(1,822,749)	(6,953)	4,168,578	54,738	4,223,316
Issuance of common stocks in connection with private placements (in Shares) | shares	20,927,739
Issuance of common stocks in connection with private placements		199,197				199,197		199,197
Purchase of non-controlling interests		(3,285)				(3,285)	(230)	(3,515)
Exercise of share options		433				433		¥ 433
Exercise of share options (in Shares) | shares	6,885,255							6,885,255	6,885,255
Share-based compensation		52,338				52,338		¥ 52,338
Net loss				(234,908)		(234,908)	1,238	(233,670)
Provision of statutory reserve			116	(116)
Other comprehensive loss					(48,154)	(48,154)		(48,154)
Balance ending (in Shares) at Dec. 31, 2021 | shares	231,323,675
Balance ending at Dec. 31, 2021	¥ 2	5,780,609	466,468	(2,057,773)	(55,107)	4,134,199	55,746	4,189,945
Exercise of share options
Exercise of share options (in Shares) | shares								4,142,985	4,142,985
Share-based compensation		5,459				5,459		¥ 5,459
(in Shares) | shares	4,142,985
Net loss				(594,741)		(594,741)	(196)	(594,937)	$ (86,260)
Disposal of subsidiaries			(973)	(33,840)	(3)	(34,816)	(770)	(35,586)
Provision of statutory reserve			7,323	(7,323)
Other comprehensive loss					146,098	146,098	(3)	146,095
Balance ending (in Shares) at Dec. 31, 2022 | shares	235,466,660
Balance ending at Dec. 31, 2022	¥ 2	¥ 5,786,068	¥ 465,495	¥ (2,686,354)	¥ 90,988	¥ 3,656,199	¥ 54,777	¥ 3,710,976	$ 538,040